CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash and Cash Equivalents	$ 46,398	$ 109,819
Accounts receivable, net	3,103	1,160
Prepaid expenses	350	191
Inventory	235	319
Other Current Assets	1,657	516
Total Current Assets	51,743	112,005
Non-Current Assets
Vessels, Net	255,043	132,765
Deposits on contract for vessels	15,176	0
Other Non-current Assets	459	612
Total Non-current Assets	270,678	133,377
Total Assets	322,421	245,382
Current Liabilities
Accounts Payable	882	646
Accounts Payable, related party	673	576
Accrued Liabilities	424	839
Taxes Payable, Current	1,212	0
Total Current Liabilities	3,191	2,061
Liabilities, Noncurrent, Total	0	0
Commitments and Contingencies
Shareholders' Equity
Preferred shares, par value $0.01 per Share, 50,000,000 and 50,000,000 shares authorized, none issued at December 31, 2014 and December 31, 2013 respectively	0	0
Common shares, par value $0.01 per Share; 200,000,000 and 200,000,000 shares authorized, 23,431,370 and 16,666,666 shares issued and outstanding at December 31, 2014 and December 31, 2013 respectively.	234	167
Additional Paid-in Capital	318,996	243,224
Accumulated Deficit	0	(70)
Total Shareholders' Equity	319,230	243,321
Total Liabilities and Shareholders' Equity	$ 322,421	$ 245,382